Balance Sheets (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Oneida Resources Corp	Mar. 31, 2013 Oneida Resources Corp	Jun. 30, 2013 Series A Redeemable Convertible Preferred Stock	Dec. 31, 2012 Series A Redeemable Convertible Preferred Stock	Dec. 31, 2011 Series A Redeemable Convertible Preferred Stock	Jun. 30, 2013 Series B Redeemable Convertible Preferred Stock	Dec. 31, 2012 Series B Redeemable Convertible Preferred Stock	Dec. 31, 2011 Series B Redeemable Convertible Preferred Stock	Jun. 30, 2013 Series C Redeemable Convertible Preferred Stock	Dec. 31, 2012 Series C Redeemable Convertible Preferred Stock	Dec. 31, 2011 Series C Redeemable Convertible Preferred Stock
Current assets:
Cash and cash equivalents	$ 8,340,347	$ 15,645,528	$ 13,693,215
Cash				49	4,070
Certificates of deposit	1,958,062	3,500,000	9,200,123
Accounts receivable	275,925	300,429	349,063
Prepaid expenses and other current assets	144,678	188,702	114,468
Total Current Assets	10,719,012	19,634,659	23,356,869	49	4,070
Property and equipment, net	56,017	58,266	67,056
Other assets	130,755	130,755	170,800
Total assets	10,905,784	19,823,680	23,594,725	49	4,070
Current liabilities:
Accounts payable	2,779,212	41,608	595,864
Accounts payable and accrued expenses				23,732	26,170
Accrued liabilities	3,097,887	588,065	1,103,486
Loan payable - related party				3,400
Accrued employee benefits	726,261	726,657	669,739
Note payable - related party				5,900
Deferred revenue	833,346	1,666,674	1,666,666
Convertible promissory notes	15,289,893	15,173,013
Total current liabilities	22,726,599	18,196,017	4,035,755	33,032	26,170
Deferred revenue - long-term			1,666,667
Redeemable Convertible Preferred Stock, value	31,680,209	30,834,292				6,903,992	6,755,992	6,459,992	9,166,871	8,936,955	8,475,905	15,609,346	15,141,345	14,205,340
COMMITMENTS AND CONTINGENCIES
Stockholders' deficit:
Preferred stock, value
Common stock, value	11,669	11,270	11,202	500	500
Additional paid-in capital	1,099,374	1,478,400	2,845,336	9,500	9,500
Accumulated deficit	(44,612,067)	(30,696,299)	(14,105,472)
Accumulated deficit during the development stage				(42,983)	(32,100)
Total Stockholder's Deficiency	(43,501,024)	(29,206,629)	(11,248,934)	(32,983)	(22,100)
Total liabilities and stockholders' deficit	$ 10,905,784	$ 19,823,680	$ 23,594,725	$ 49	$ 4,070